Net Loss Per Share - Schedule of Computation of the Basic and Diluted Income per Share of Class A Common Stock (Details) - Previously Reported [Member] - Class A Common Stock [Member]	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Numerator
Net income attributable to Class A common shareholders | $	$ (2,668,889)
Denominator
Basic weighted-average shares of Class A common stock outstanding | shares	5,546,925
Diluted weighted-average shares of Class A common stock outstanding | shares	5,546,925
Net income per share of Class A common stock - basic | $ / shares	$ (0.48)
Net income per share of Class A common stock - diluted | $ / shares	$ (0.48)